State Street DoubleLine Short Duration Total Return Tactical ETF Investment Strategy - State Street DoubleLine Short Duration Total Return Tactical ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will invest at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any credit quality (subject to certain limits described below). The Fund will provide shareholders with at least 60 days' notice prior to any change in this 80% investment policy. Fixed income securities in which the Fund principally invests are defined as securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury (“TIPS”); securities issued or guaranteed by state or local governments or their agencies or instrumentalities (commonly known as municipal bonds) (the Fund may invest up to 20% of its portfolio in municipal bonds); asset-backed securities (“ABS”) (which include the following: agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), and any other agency and non-agency asset-backed securities (“NAABS”)); collateralized debt obligations (“CDOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized mortgage obligations (“CMOs”); and Real Estate Mortgage Investment Conduits (“REMICs”) and Re-REMICs (which are REMICs that have been resecuritized); stripped securities (i.e., interest rate only and principal only securities); zero coupon securities; foreign (including emerging markets) and domestic corporate bonds; sovereign debt; bank loans; preferred securities; and exchange-traded products, including exchange-traded funds and exchange-traded notes, that invest in fixed income securities. To the extent applicable, debt instruments that comprise fixed income securities may be either fixed rate securities, floating rate securities, or variable rate securities. The Fund may also invest in cash and other short-term instruments, as well as restricted securities. The Fund intends to invest at least 25% of its net assets, in the aggregate, in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Transactions in mortgage pass-through securities may occur through the use of TBA Transactions. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date. The Fund may settle a TBA Transaction on the settlement date by paying for and accepting actual receipt or delivery of the pools. The Fund may also sell its obligation to purchase the pools prior to the settlement date and enter into a new TBA Transaction for future delivery of pools of mortgage pass-through securities, sometimes referred to as a “TBA roll.”The Fund may invest up to 20% of its net assets in corporate high yield securities (commonly known as “junk” bonds). Under normal circumstances, the combined total of corporate, sovereign, non-agency and all other debt rated below investment-grade will not exceed 40% of the Fund's net assets. Below investment-grade securities are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody's or equivalent ratings by another registered NRSRO or, if unrated by an NRSRO, of comparable quality in the opinion of the Sub-Adviser. The Sub-Adviser strives to allocate securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. The Fund may invest up to 15% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The Fund generally considers an issuer to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging country; (ii) the issuer's securities are traded principally in an emerging country; or (iii) during the issuer's most recent fiscal year it derived at least 50% of its revenues, earnings before interest, taxes, depreciation, and amortization, or profits from goods produced or sold by, investments made in, or services performed in emerging countries, or it had at least 50% of its assets in emerging countries. The Sub-Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration between 1 and 3 years. The duration of the portfolio may vary materially from its target, from time to time. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Sub-Adviser actively manages the Fund's asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom-up approach. Under normal circumstances, the Sub-Adviser uses a controlled risk approach in managing the Fund's investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:• security selection within a given sector;• relative performance of the various market sectors;• the shape of the yield curve; and• fluctuations in the overall level of interest rates.